DEBT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Details
Outstanding, beginning of period	$ 4,263,002	$ 2,596,667
Borrowings	1,103,817	4,263,002
Repayments	(2,883,000)	(1,936,667)
Conversions to Series C preferred stock	(1,147,000)	(660,000)
Outstanding, end of period	$ 1,336,819	$ 4,263,002